Deferred Revenue (Tables)	12 Months Ended
Feb. 28, 2025
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
	As of February 28/29
Figures in Rand thousands	2025	2024

Beginning balance	447,150	395,867
Amounts deferred in current financial year	489,444	474,706
Amounts released to revenue in the current financial year	(444,690)	(382,081)
Translation adjustments	(7,165)	(41,342)
Ending balance	484,739	447,150

Non-current liabilities	126,959	121,302
Current liabilities	357,780	325,848
	484,739	447,150

Schedule of Estimated Revenue Expected to be Recognized in Future Related to Performance Obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period.

	As of February 28/29
Figures in Rand thousands	2025	2024

Maturities analysis
– within one year	357,780	325,848
– within two to four years	121,514	115,801
– over four years	5,445	5,501
Present value of amounts received in advance	484,739	447,150